Schedule of transactions with related parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 55
Light Voltaic Corporation [member]
IfrsStatementLineItems [Line Items]
Nature of Relationship	Controlled by a director
Nature of Transactions	Consulting services
Trade and other payables	$ 717	414
The Phoenix Trendz Inc [member]
IfrsStatementLineItems [Line Items]
Nature of Relationship	Controlled by KMP
Nature of Transactions	Consulting services
Trade and other payables	$ 287	188
Art Vancouver [member]
IfrsStatementLineItems [Line Items]
Nature of Relationship	Controlled by a director
Nature of Transactions	Consulting services
Trade and other payables	$ 389